Supplement to the
Strategic Advisers® International II Fund
April 29, 2017
Prospectus

As of April 28, 2018, Strategic Advisers® International II Fund will be renamed Strategic Advisers® Fidelity® International Fund.

SIL-18-01 1.919460.107	March 28, 2018

Supplement to the
Strategic Advisers® International II Fund
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

As a April 28, 2018, Strategic Advisers® International II Fund will be renamed Strategic Advisers® Fidelity® International Fund.

SILB-18-01 1.919461.104	March 28, 2018